VANECK FINANCIALS TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 39.9%
Banks : 11.6%
Bank of America Corp. 194 $ 11,054
Citigroup, Inc. 51 7,138
Citizens Financial Group, Inc. 12 841
Fifth Third Bancorp 26 1,466
Huntington Bancshares, Inc. 59 1,046
JPMorgan Chase & Co. 79 25,860
KeyCorp 27 622
M&T Bank Corp. 4 952
PNC Financial Services Group,
Inc. 12 2,955
Regions Financial Corp. 25 755
Truist Financial Corp. 37 1,843
US Bancorp 46 2,778
Wells Fargo & Co. 91 7,520
64,830
Financial Services : 22.9%
American Express Co. 16 5,412
Ameriprise Financial, Inc. 3 1,376
Apollo Global Management,
Inc. 14 1,656
Ares Management Corp. 6 668
Berkshire Hathaway, Inc. * 54 27,022
BlackRock, Inc. 4 3,846
Blackstone, Inc. 22 2,589
Block, Inc. * 16 1,216
Capital One Financial Corp. 18 3,611
Cboe Global Markets, Inc. 3 728
Charles Schwab Corp. 49 4,521
CME Group, Inc. 11 2,429
Coinbase Global, Inc. * 7 1,023
Corpay, Inc. * 2 667
FactSet Research Systems, Inc. 1 230
Fidelity National Information
Services, Inc. 15 583
Fiserv, Inc. * 16 785
Franklin Resources, Inc. 9 299
Global Payments, Inc. 7 508
Goldman Sachs Group, Inc. 9 9,102
Interactive Brokers Group, Inc. 13 1,132
Intercontinental Exchange, Inc. 17 2,093
Invesco Ltd. 13 343
Jack Henry & Associates, Inc. 2 275
KKR & Co., Inc. 20 1,836
Mastercard, Inc. 24 12,326
Moody's Corp. 4 1,812
Morgan Stanley 35 7,316
MSCI, Inc. 2 1,120
Number
of Shares Value
Financial Services (continued)
Nasdaq, Inc. 13 $ 1,025
Northern Trust Corp. 5 869
PayPal Holdings, Inc. 27 1,166
Raymond James Financial, Inc. 5 760
Robinhood Markets, Inc. * 23 2,306
S&P Global, Inc. 9 3,665
State Street Corp. 8 1,357
Synchrony Financial 10 761
T Rowe Price Group, Inc. 6 682
The Bank of New York Mellon
Corp. 20 2,892
Visa, Inc. 49 16,811
128,818
Insurance : 5.4%
Aflac, Inc. 14 1,642
Allstate Corp. 8 1,904
American International Group,
Inc. 16 1,192
Aon PLC 6 1,990
Arch Capital Group Ltd. * 10 971
Arthur J Gallagher & Co. 8 1,837
Assurant, Inc. 1 269
Brown & Brown, Inc. 9 577
Chubb Ltd. 11 3,748
Cincinnati Financial Corp. 5 926
Erie Indemnity Co. 1 240
Everest Group Ltd. 1 357
Globe Life, Inc. 2 357
Hartford Insurance Group, Inc. 8 1,060
Loews Corp. 5 566
Marsh & McLennan Cos, Inc. 14 2,333
MetLife, Inc. 16 1,354
Principal Financial Group, Inc. 6 647
Progressive Corp. 17 3,714
Prudential Financial, Inc. 10 1,079
Travelers Cos, Inc. 6 1,981
W R Berkley Corp. 9 635
Willis Towers Watson PLC 3 784
30,163
Total Common Stocks
(Cost: $206,209) 223,811
EXCHANGE TRADED FUND: 59.6%(a)
(Cost: $311,514)
State Street Financial Select
Sector SPDR ETF 6,244 334,740
Underline
Total Investments: 99.5%
(Cost: $517,723) 558,551
Other assets less liabilities: 0.5% 2,879
NET ASSETS: 100.0% $ 561,430
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the underlying fund's webpage.
* Non-income producing

VANECK FINANCIALS TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 223,811 $ — $ — $ 223,811
Exchange Traded Fund 334,740 — — 334,740
Total Investments $ 558,551 $ — $ — $ 558,551
*
See Schedule of Investments for industry sectors.